Expense Example, No Redemption - FidelityHedgedEquityFund-AMCIZPRO - FidelityHedgedEquityFund-AMCIZPRO - Fidelity Hedged Equity Fund	Mar. 30, 2024 USD ($)
Fidelity Advisor Hedged Equity Fund - Class I
Expense Example, No Redemption:
1 Year	$ 57
3 Years	194
5 Years	346
10 Years	788
Fidelity Advisor Hedged Equity Fund - Class Z
Expense Example, No Redemption:
1 Year	51
3 Years	177
5 Years	317
10 Years	726
Fidelity Advisor Hedged Equity Fund - Class C
Expense Example, No Redemption:
1 Year	158
3 Years	505
5 Years	880
10 Years	1,736
Fidelity Advisor Hedged Equity Fund - Class M
Expense Example, No Redemption:
1 Year	453
3 Years	688
5 Years	944
10 Years	1,677
Fidelity Advisor Hedged Equity Fund - Class A
Expense Example, No Redemption:
1 Year	653
3 Years	834
5 Years	1,034
10 Years	$ 1,609